As filed with the Securities and Exchange Commission on December 5, 2003

Registration Nos. 333-89875

and 811-09657

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 4	☒

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:

John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland, Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Flexible Premium Variable Life Insurance Policies

This filing is made solely to add new funding options to this Registration Statement. Parts A and B of Post-Effective Amendment 6 to this Form N-6 Registration Statement No. 333-89875, filed on April 30, 2003, are incorporated herein by reference.

UNITED INVESTORS LIFE INSURANCE COMPANY

Supplement dated December 5, 2003 to Prospectus and

Statement of Additional Information dated May 1, 2003

Titanium Investor Variable Universal Life Policy

The cover page of the above Prospectus is amended to add the following portfolios as funding choices:

AIM V.I. Government Securities Fund—Series I Shares

Alger American Balanced Portfolio—Class O Shares

Evergreen VA International Equity Fund

MFS® High Income Series

Scudder VIT Equity 500 Index Fund

Franklin Real Estate Fund—Class 2 Shares

Franklin Zero Coupon Fund-2010—Class 2 Shares

Templeton Global Income Securities Fund—Class 2 Shares

The section of the above Prospectus entitled “Fee Tables” on page 10 is amended to revise the following lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2002:

Total Annual Portfolio Operating Expenses	Lowest		Highest
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolios)	0.32%	—	1.47%

The section of the above Prospectus entitled “Fee Tables” on page 10 is amended to add the following fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2002:

Annual Portfolio Operating Expenses1

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fees		12b-1 Fees		Other Expenses		Total Portfolio Annual Expenses[2]
AIM Variable Insurance Funds AIM V.I. Government Securities Fund—Series I Shares	0.50%		None		0.31%		0.81%
The Alger American Fund Alger American Balanced Portfolio—Class O Shares	0.75%		None		0.12%		0.87%
Evergreen Investments Evergreen VA International Equity Fund	0.66%		None		0.73%		1.39%
MFS® Variable Insurance Trust[3] MFS® High Income Series	0.75%		None		0.15%[4]		0.90%
Scudder Investment VIT Funds Scudder VIT Equity 500 Index Fund[5]	0.20%		None		0.12%		0.32%
Franklin Templeton Variable Insurance Products Trust Franklin Real Estate Fund—Class 2 Franklin Zero Coupon Fund-2010—Class 2[8] Templeton Global Income Securities Fund—Class 2	0.53 0.62 0.63	%[6] %[6] %[6]	0.25 0.25 0.25	%[7] %[7] %[7]	0.04 0.06 0.10	% % %	0.82 0.93 0.98	% % %

(1)	These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown. See the underlying mutual funds’ prospectus for more complete information.
(2)	With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at any time. After the waivers or reimbursements, the 2002 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)
Scudder VIT Equity 500 Index	0.20%	None	0.10%	0.30%

(3)	Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these fee reductions, and are therefore higher than the actual expenses of the series.
(4)	MFS has contractually agreed, subject to reimbursement, to bear the series’ expenses such that “Other Expenses” (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series, except the Money Market Series, which will not exceed 0.10%. (Note that the High Income Series’ “Other Expenses” are currently below 0.15% and the series is reimbursing MFS.) This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series.
(5)	The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.
(6)	The fund administration fee is paid indirectly through the management fee.
(7)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.
(8)	Operating expenses are estimates based on Class 1 expenses, except for rule 12b-1 fees, which are based on current set rates.

The section of the above Prospectus entitled “The Portfolios” on page 31 is amended to add the following portfolio objectives:

The Portfolios

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
AIM V.I. Government Securities Fund	AIM Advisors, Inc. (Investment Advisor)	The fund seeks a high level of current income consistent with a reasonable concern for safety of principal.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies

Alger American Balanced Portfolio	Fred Alger Management, Inc. (Investment Advisor)	The Portfolio seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio’s net assets are invested in fixed-income securities.

Evergreen VA International Equity Fund	Evergreen Investment Management Company, LLC (Investment Advisor)	Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets.

MFS® High Income Series	MFS Investment Management (Investment Advisor)	Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

Scudder VIT Equity 500 Index Fund	Deutsche Asset Management, Inc. (Investment Advisor) Northern Trust Investments, Inc. (Investment Subadvisor)	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies. The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective.

Franklin Real Estate Fund	Franklin Advisers, Inc. (Investment Advisor)	Seeks capital appreciation, with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in equity real estate investment trusts (REITS).

Franklin Zero Coupon Fund-2010	Franklin Advisors, Inc. (Investment Advisor)	Seeks as high an investment return as is consistent with capital preservation. Each fund normally invests at least 80% of its net assets in zero coupon debt securities, primarily U.S. Treasury-issued stripped securities and stripped securities issued by the U.S. government and its agencies and instrumentalities.

Templeton Global Income Securities Fund	Franklin Advisors, Inc. (Investment Advisor)	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies, located anywhere in the world, including emerging markets. While the Fund’s debt securities investments focus on those that are investment grade, the Fund also may invest in high-yield, lower-rated bonds.

The section of the above Statement of Additional Information entitled “Adjusted Historical Performance Data” on page 8 is amended to add the following historical performance data:

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36	Death Benefit Option A
Stated Death Benefit $228,000	Annual Premium $2,600

AIM V.I. Government Securities Fund

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94	-3.73%	$228,000	$228,000	$1,825	$1,543	$374	$92
12/31/95	15.56%	228,000	228,000	4,310	3,934	2,716	2,340
12/31/96	2.29%	228,000	228,000	6,286	5,854	3,650	3,218
12/31/97	8.16%	228,000	228,000	8,758	8,243	6,122	5,607
12/31/98	7.73%	228,000	228,000	11,338	10,736	8,703	8,100
12/31/99	-1.32%	228,000	228,000	12,851	12,211	10,215	9,575
12/31/00	10.12%	228,000	228,000	16,004	15,252	13,369	12,616
12/31/01	6.41%	228,000	228,000	18,816	17,968	16,180	15,332
12/31/02	9.59%	228,000	228,000	22,458	21,481	19,822	18,845

Alger American Balanced Portfolio

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93	7.79%	$228,000	$228,000	$2,071	$1,772	$620	$320
12/31/94	-4.27%	228,000	228,000	3,760	3,427	2,166	1,834
12/31/95	28.62%	228,000	228,000	7,276	6,795	4,641	4,160
12/31/96	10.17%	228,000	228,000	10,013	9,435	7,378	6,799
12/31/97	19.82%	228,000	228,000	14,150	13,406	11,514	10,771
12/31/98	31.51%	228,000	228,000	20,946	19,915	18,311	17,279
12/31/99	29.21%	228,000	228,000	29,283	27,898	26,647	25,263
12/31/00	-2.76%	228,000	228,000	30,003	28,616	27,367	25,980
12/31/01	-1.93%	228,000	228,000	30,963	29,561	28,328	26,925
12/31/02	-12.29%	228,000	228,000	28,423	27,153	26,227	24,958

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36	Death Benefit Option A
Stated Death Benefit $228,000	Annual Premium $2,600

Evergreen VA International Equity Fund

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/99	38.22%	$228,000	$228,000	$2,726	$2,382	$1,275	$931
12/31/00	-5.06%	228,000	228,000	4,345	3,973	2,751	2,380
12/31/01	-18.18%	228,000	228,000	5,000	4,654	2,364	2,019
12/31/02	-10.47%	228,000	228,000	6,051	5,698	3,415	3,062

MFS® High Income Series

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/96	11.80%	$228,000	$228,000	$2,157	$1,851	$706	$400
12/31/97	13.62%	228,000	228,000	4,609	4,211	3,015	2,618
12/31/98	-0.18%	228,000	228,000	6,424	5,981	3,788	3,345
12/31/99	6.44%	228,000	228,000	8,760	8,241	6,124	5,605
12/31/00	-6.67%	228,000	228,000	9,777	9,249	7,142	6,614
12/31/01	2.07%	228,000	228,000	11,720	11,135	9,084	8,499
12/31/02	2.56%	228,000	228,000	13,722	13,075	11,086	10,439

Scudder VIT Equity 500 Index

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/98	28.71%	$228,000	$228,000	$2,521	$2,190	$1,070	$739
12/31/99	20.39%	228,000	228,000	5,336	4,886	3,743	3,293
12/31/00	-9.24%	228,000	228,000	6,470	6,019	3,835	3,383
12/31/01	-12.18%	228,000	228,000	7,213	6,774	4,577	4,138
12/31/02	-22.31%	228,000	228,000	6,889	6,508	4,254	3,873

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36	Death Benefit Option A
Stated Death Benefit $228,000	Annual Premium $2,600

Franklin Real Estate Fund

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93	19.01%	$228,000	$228,000	$2,312	$1,996	$861	$544
12/31/94	2.89%	228,000	228,000	4,307	3,934	2,713	2,341
12/31/95	17.52%	228,000	228,000	7,262	6,774	4,627	4,138
12/31/96	32.82%	228,000	228,000	12,124	11,420	9,488	8,785
12/31/97	20.70%	228,000	228,000	16,795	15,895	14,159	13,259
12/31/98	-16.82%	228,000	228,000	15,281	14,494	12,646	11,858
12/31/99	-6.36%	228,000	228,000	15,810	15,029	13,174	12,394
12/31/00	31.59%	228,000	228,000	23,128	22,048	20,493	19,412
12/31/01	7.88%	228,000	228,000	26,733	25,521	24,097	22,886
12/31/02	2.07%	228,000	228,000	28,877	27,596	26,682	25,400

Franklin Zero Coupon Fund—2010

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93	25.47%	$228,000	$228,000	$2,451	$2,125	$1,000	$674
12/31/94	-10.97%	228,000	228,000	3,815	3,481	2,221	1,888
12/31/95	42.79%	228,000	228,000	8,191	7,658	5,556	5,022
12/31/96	-2.69%	228,000	228,000	9,691	9,127	7,055	6,492
12/31/97	16.57%	228,000	228,000	13,382	12,675	10,747	10,039
12/31/98	14.45%	228,000	228,000	17,297	16,439	14,662	13,803
12/31/99	-12.24%	228,000	228,000	16,549	15,755	13,913	13,119
12/31/00	18.72%	228,000	228,000	21,693	20,700	19,057	18,064
12/31/01	5.62%	228,000	228,000	24,651	23,557	22,016	20,921
12/31/02	20.10%	228,000	228,000	31,593	30,228	29,398	28,032

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36	Death Benefit Option A
Stated Death Benefit $228,000	Annual Premium $2,600

Templeton Global Income Securities Fund

Year Ended	Annual Portfolio Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93	16.68%	$228,000	$228,000	$2,262	$1,949	$811	$498
12/31/94	-4.99%	228,000	228,000	3,910	3,567	2,316	1,974
12/31/95	14.68%	228,000	228,000	6,626	6,183	3,991	3,548
12/31/96	9.64%	228,000	228,000	9,254	8,720	6,618	6,084
12/31/97	2.47%	228,000	228,000	11,273	10,679	8,637	8,044
12/31/98	7.08%	228,000	228,000	13,908	13,225	11,273	10,590
12/31/99	-6.09%	228,000	228,000	14,574	13,889	11,938	11,253
12/31/00	4.14%	228,000	228,000	16,922	16,162	14,286	13,526
12/31/01	2.24%	228,000	228,000	18,988	18,165	16,352	15,529
12/31/02	21.15%	228,000	228,000	25,034	23,985	22,838	21,789

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolutions. Resolution of the Board of Directors of United Investors Life Insurance Company establishing Titanium Universal Life Variable Account \1\

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)	United Securities Alliance, Inc. Agreements:
(a)	Distribution Agreement; \2\
(b)	Selling Group Agreement \2\

(d)	Contracts. Specimen Flexible Premium Variable Life Insurance Policy, Form TL99 (including Riders) \3\

(e)	Applications. Application form \3\

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Articles of Incorporation of United Investors Life Insurance Company

(2)	By-laws of United Investors Life Insurance Company \4\

(g)	Reinsurance Contracts.

(h)	Participation Agreements.

Forms of Participation Agreements with:

(1)	AIM Variable Insurance Funds, Inc. \5\

(a)	Amendment to Participation Agreement for AIM Variable Insurance Funds \10\
(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds.*

(2)	The Alger American Fund \5\

(3)	Deutsche Asset Management VIT Funds \5\

(a)	Amendment to Participation Agreement for Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds).*

(4)	Dreyfus Variable Investment Fund \5\

(5)	Evergreen Variable Annuity Trust \5\
(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust.*

(6)	INVESCO Variable Investment Funds, Inc. \3\
(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \6\
(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \8\

(7)	MFS Variable Insurance Trust \7\
(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust \6\
(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust.*

(8)	Strong Variable Insurance Funds, Inc. \5\

(9)	Franklin Templeton Variable Insurance Products Trust (Formerly Templeton Variable Product Series Fund) \5\

(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust \8\
(b)	Form of Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products.**

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and consent of John H. Livingston, Esq. as to the legality of the securities being registered.*

(l)	Actuarial Opinion. Opinion and Consent of W. Thomas Aycock*

(m)	Calculations.\11\

(n)	Other Opinions.

(1)	Consent of Sutherland Asbill & Brennan LLP*

(2)	Consent of Deloitte & Touche LLP*

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. Description of issuance, transfer and redemption procedures \3\

*	Filed herewith.
**	To be filed by amendment
\1\	Incorporated herein by reference to the Exhibit filed with the Initial Filing of the Form S-6 Registration Statement (File No. 333-89875) on October 28, 1999.
\2\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 27, 2000.
\3\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.
\4\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-11465), filed on behalf of United Investors Life Variable Account on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).
\5\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.
\6\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.
\7\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.
\8\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.
\9\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 29, 2002.

\10\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 30, 2003.
\11\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2003.

Item 28. Directors and Officers of the Depositor

United Investors Life Insurance Company (“United Investors”) is managed by a board of directors. The following table sets forth the name and position of each of the directors and senior officers.

Name and Principal Business Address*	Position and Offices with Depositor
Elizabeth Ann Allen*** Danny H. Almond**	Vice President, Claims Administration and Policy Service Assistant Treasurer
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
C.B. Hudson**	Director
Larry M. Hutchison**	Director
Michael J. Klyce	Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President
Mark S. McAndrew**	Senior Vice President, Marketing
Carol A. McCoy	Director and Assistant Secretary
Anthony L. McWhorter	Director, President and Chief Executive Officer
Jeffrey J. Berry	Vice President and Controller
Ross W. Stagner	Director and Senior Vice President, Marketing
Russell B. Tucker**	Vice President

*	Unless otherwise noted, the principal business address of each person is: United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35233.
**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.
***	Principal business address: Globe Life And Accident Insurance Company, 204 N. Robinson, Oklahoma City, OK 73102.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, United Investors, is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Name	Parent Co. Code	Jurisdiction
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas

Name	Parent Co. Code	Jurisdiction
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Globe Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National GroupCare, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
U.I. Brokerage Services, Inc.	F	Alabama
Torch Royalty Company	B	Delaware
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B*	Missouri

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A	Globe Life And Accident Insurance Co.
B	Liberty National Life Insurance Co.
C	Torchmark Corporation
D	United American Insurance Co.
E	American Income Life Insurance Company
F	United Investors Life Insurance Company

Item 30. Indemnification

Article XII of United Investors’ By-Laws of provides as follows:

ARTICLE XII

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

(a) Other Activity. United Securities Alliance, Inc. (“United Securities”) is the principal underwriter of the policies as defined in the Investment Company Act of 1940 (the “1940 Act”). It is also the principal underwriter for Titanium Annuity Variable Account.

(b) Management. The following table provides certain information with respect to the officers and directors of United Securities:

Name and Principal Business Address*	Positions and Offices with United Securities
Dean Rager	President and Director
Dana Woodbury	Executive Vice President and Director
Jon Pearn	Vice President, Chief Compliance Officer and Director
Jodee Rager	Director

*	The principal business address for the officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c) Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year ended December 31, 2002:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
United Securities Alliance, Inc.	$5,150,495.76	None	N/A	None

Item 32. Location of Accounts and Records

All of the accounts, books, records or other documents maintained by Section 31(a) of the 1940 Act and rules under it are maintained by United Investors at 2001 Third Avenue South, Birmingham, Alabama 35233.

Item 33. Management Services

All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation

United Investors hereby represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 458(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama, on the 5th day of December, 2003.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

C. B. HUDSON	Director

/s/ Anthony L. McWhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	December 5, 2003

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	December 5, 2003

/s/ Tony G. Brill TONY G. BRILL	Director and Executive Vice President, Administration	December 5, 2003

LARRY M. HUTCHISON	Director

/s/ Michael J. Klyce MICHAEL J. KLYCE	Vice President and Treasurer	December 5, 2003

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	December 5, 2003

/s/ Carol A. McCoy CAROL A. MCCOY	Director and Assistant Secretary	December 5, 2003

/s/ Ross W. Stagner ROSS W. STAGNER	Director and Senior Vice President, Marketing	December 5, 2003

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President, Administration	December 5, 2003

/s/ Jeffrey J. Berry JEFFREY J. BERRY	Vice President and Controller	December 5, 2003

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

27(h)(1)(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds.

27(h)(3)(a)	Amendment to Participation Agreement for Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds)

27(h)(5)(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust

27(h)(7)(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust

27(k)	Opinion and consent of John H. Livingston, Esquire as to the legality of the securities being registered

27(1)	Opinion and consent of W. Thomas Aycock as to actuarial matters pertaining to the securities being registered

27(n)(1)	Consent of Sutherland Asbill & Brennan LLP

27(n)(2)	Consent of Deloitte & Touche LLP